Sales - Other assets - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Total	€ 1,281	€ 1,204	€ 1,179	€ 1,068
o/w other non-current assets	129	110	106
o/w other current assets	€ 1,152	€ 1,094	€ 1,073	€ 983